Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auditor Information [Abstract]
Auditor Firm ID	1051	42
Auditor Name	KPMG LLP	Ernst & Young LLP
Auditor Location	Singapore, Singapore	San Jose, California